Note 10 - Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	For years ended December 31,
	2014	2013	2012
Amortization of restricted stock units	$4,528	$6,239	$4,813
Amortization of ESP Plan	44	149	314
Amortization of stock option awards	100	128	670
Total stock-based compensation	$4,672	$6,516	$5,797

By Financial Statement line item
Cost of sales	$861	$1,041	$888
Research and development expenses	1,744	2,118	1,626
Selling and administrative expenses	2,067	3,428	3,218
Restructuring charges	-	(71)	65

Schedule of Nonvested Share Activity [Table Text Block]
	Restricted Stock Units				Stock Options
	Time-based		Performance-based		Time-based		Performance-based
	Units	WA price/ unit	Units	WA price/ unit	Issuable upon exercise	WA exercise price	Issuable upon exercise	WA exercise price

Shares outstanding at December 31, 2011	1,970	$5.52	-	-	4,025	$4.39	250	$3.24
Granted	661	2.32	-	-	13	1.97	-	-
Shares vested/options exercised	(1,102)	4.69	-	-	(950)	2.02	-	-
Forfeited/expired	(99)	6.21	-	-	(760)	5.42	(83)	3.24
Balance at December 31, 2012	1,430	$4.63	-	$-	2,328	$5.01	167	$3.24
Granted	2,949	2.12	560	2.02	13	2.26	-	-
Shares vested/options exercised	(1,539)	3.34	-	-	(69)	1.93	-	-
Forfeited/expired (1)	(144)	3.75	(384)	2.02	(355)	4.25	(125)	3.24
Balance at December 31, 2013	2,696	$2.67	176	$2.02	1,917	$5.24	42	$3.24
Granted	2,796	1.48	433	1.84	3	1.91	-	-
Shares vested/options exercised	(2,241)	2.73	(37)	1.99	(5)	1.83	-	-
Forfeited/expired	(461)	1.82	(258)	1.90	(696)	5.98	(42)	3.24
Balance at December 31, 2014	2,790	$1.58	314	$1.87	1,219	$4.82	-	$-

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Weighted average information as of December 31, 2014

Options currently exercisable
Shares issuable upon exercise	1,212
Weighted average exercise price	$4.84
Weighted average remaining contractual term (years)	3.4
Weighted average remaining contractual term for outstanding options (years)	3.4

Intrinsic value of exercisable options	$-
Intrinsic value of outstanding options	$-
Unrecognized stock-based compensation cost
Option plans	$5
Restricted stock	$2,379
Weighted average remaining vest period for option plans (years)	1.6
Weighted average remaining vest period for restricted stock (years)	1.1

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Range of exercise prices			Outstanding Options at December 31, 2014	Weighted average remaining contractual life	Weighted average exercise price	Exercisable at December 31, 2014	Weighted average exercise price

$1.23	-	$1.93	449	3.4	$1.93	444	$1.93
$2.00	-	$3.24	275	6.1	$3.19	274	$3.19
$3.30	-	$8.79	134	2.4	$5.59	134	$5.59
$8.84	-	$18.98	361	1.7	$9.39	360	$9.39

Schedule of Share-based Payment Award Stock Option Awards and Employee Stock Purchase Plan Valuation Assumptions [Table Text Block]
	Year ended December 31,
	2014	2013	2012
Stock option awards:
Risk-free interest rate	1.7%	0.8%	1.0%
Expected volatility	58%	72%	70%
Average expected term (in years)	5	5	5
Expected dividend yield	0%	0%	0%
Weighted average fair value of options granted	$0.97	$1.36	$1.14

ESP Plan:
Risk-free interest rate	0.3%	0.1%	0.2%
Expected volatility	72%	51%	61%
Average expected term	1	1	1
Expected dividend yield	0%	0%	0%
Weighted average fair value of purchase option	$0.28	$0.55	$0.77